Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 289,899	$ 298,106
Accounts receivable	112,481	125,105
Other receivables	270,585	268,089
Prepaid expenses and other current assets	26,382	68,367
Total current assets	699,347	759,667
Non-current assets:
Leasehold improvements and equipment, net	42,588	53,976
Operating lease right-of-use assets	594,000	712,088
Total non-current assets	636,588	766,064
Total assets	1,335,935	1,525,731
Current liabilities:
Deferred revenue	302,885	253,889
Accounts payable, other payables and accruals	149,534	179,077
Current operating lease liabilities	253,847	270,556
Income tax payable	1,600	16,509
Amount due to related parties	499,993	388,839
Total current liabilities	1,207,859	1,108,870
Non-current liabilities:
Non-current operating lease liabilities	340,153	441,532
Total non-current liabilities	340,153	441,532
Total liabilities	1,548,012	1,550,402
Equity (deficit)
Share capital ($0.0001 par value, 302,734,900 shares issued and outstanding for the six months ended June 30, 2021 and the year ended December 31, 2020)	30,273	30,273
Additional paid-in capital	(1,140)	(1,140)
Foreign currency translation reserve	27,504	23,751
Retained earnings	(268,714)	(77,555)
Total equity	(212,077)	(24,671)
Total liabilities and equity	$ 1,335,935	$ 1,525,731